Borrowings (Details Narrative) - USD ($)		9 Months Ended
	Dec. 05, 2024	May 31, 2025	Aug. 31, 2024
Borrowings
Secured debt	$ 5,000,000.0
Purchase of machinery	$ 4,000,000.0
Interest rate	4.10%	4.10%
Overdraft facility		$ 3,000,000.0	$ 0